Major Customers	6 Months Ended
Jun. 30, 2026
Major Customers [Abstract]
MAJOR CUSTOMERS

NOTE 19: MAJOR CUSTOMERS

During the three and six months ended June 30, 2026, the Company had one major customer, NSCALE WARD COUNTY LLC, comprising 86% and 86% of revenue, respectively. The Company had no sales in the prior period. Because of the nature of the Company’s business, major customers can change significantly each year.